SUPPLEMENT DATED JULY 18, 2011 TO THORNBURG FUNDS PROSPECTUS DATED FEBRUARY 1, 2011, THORNBURG RETIREMENT PLAN SHARES PROSPECTUS DATED FEBRUARY 1, 2011, THORNBURG INVESTMENT TRUST'S STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2011, AND THORNBURG INVESTMENT TRUST'S STATEMENT OF ADDITIONAL INFORMATION FOR RETIREMENT PLAN SHARES DATED FEBRUARY 1, 2011.

Effective July 18, 2011 Cliff Remily concluded his service as co-portfolio manager of Thornburg Investment Income Builder Fund. Brian J. McMahon and Jason Brady continue to serve as co-portfolio managers for the Fund.